Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Arcos Dorados Holdings Inc.' Shareholders [Member]	Non Controlling Interests [Member]	Total
Balance at Dec. 31, 2008	$ 226,528	$ 151,018		$ 125,344	$ (64,153)	$ 438,737	$ 2,015	$ 440,752
Balance, shares at Dec. 31, 2008	145,129,780	96,753,186
Acquisition of non-controlling interests			(2,468)			(2,468)	(1,012)	(3,480)
Foreign currency translation					(67,331)	(67,331)	139	(67,192)
Unrealized net losses on cash flow hedges					(1,128)	(1,128)		(1,128)
Unrealized net gains on cash flow hedges					232	232		232
Realized net losses on cash flow hedges					4,591	4,591		4,591
Dividends to non-controlling interests							(83)	(83)
Net income for the year				80,022		80,022	332	80,354
Balance at Dec. 31, 2009	226,528	151,018	(2,468)	205,366	(127,789)	452,655	1,391	454,046
Balance, shares at Dec. 31, 2009	145,129,780	96,753,186
Foreign currency translation					29,986	29,986	(59)	29,927
Unrealized net losses on cash flow hedges					(1,134)	(1,134)		(1,134)
Realized net losses on cash flow hedges					273	273		273
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(40,000)		(40,000)		(40,000)
Dividends to non-controlling interests							(209)	(209)
Net income for the year				106,021		106,021	271	106,292
Balance at Dec. 31, 2010	226,528	151,018	(2,468)	271,387	(98,664)	547,801	1,394	549,195
Balance, shares at Dec. 31, 2010	145,129,780	96,753,186
Foreign currency translation					(50,307)	(50,307)	(519)	(50,826)
Unrealized net gains on cash flow hedges					131	131		131
Realized net losses on cash flow hedges					451	451		451
Split-off of Axis Business	(27,155)	(18,103)				(45,258)		(45,258)
Split-off of Axis Business, shares	(25,129,780)	(16,753,186)
Dividends to Arcos Dorados Holdings Inc.'s shareholders				(50,027)		(50,027)		(50,027)
Issuance of class A shares in connection with the initial public offering	152,281					152,281		152,281
Issuance of class A shares in connection with the initial public offering, shares	9,529,412
Stock-based compensation related to the 2011 Equity Incentive Plan			8,202			8,202		8,202
Dividends on restricted share units under the 2011 Equity Incentive Plan				(182)		(182)		(182)
Dividends to non-controlling interests							(138)	(138)
Net income for the year				115,529		115,529	271	115,800
Balance at Dec. 31, 2011	$ 351,654	$ 132,915	$ 5,734	$ 336,707	$ (148,389)	$ 678,621	$ 1,008	$ 679,629
Balance, shares at Dec. 31, 2011	129,529,412	80,000,000